Option Granted by Company (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	875,000	3,070,000	851,869
Exercise price	$ 11.10	$ 5.87	$ 7.53
First 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	45,000
Vesting period	100% vested at date of grant
Exercise price	$ 5.33
Exercisable period, start date	Jun. 05, 2015
Exercisable period, end date	Jun. 04, 2018
Weighted remaining contractual life in months	5 months 3 days
Second 2015 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	115,000
Vesting period	100% vested at date of grant
Exercise price	$ 8.00
Exercisable period, start date	Oct. 30, 2015
Exercisable period, end date	Oct. 29, 2020
Weighted remaining contractual life in months	34 months
First 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	280,000
Vesting period	vested in January 2018
Exercise price	$ 6.22
Exercisable period, start date	Jan. 01, 2018
Exercisable period, end date	Dec. 31, 2018
Weighted remaining contractual life in months	12 months
Second 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	280,000
Vesting period	vested in January 2019
Exercise price	$ 6.22
Exercisable period, start date	Jan. 01, 2019
Exercisable period, end date	Dec. 31, 2019
Weighted remaining contractual life in months	24 months
Third 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	280,000
Vesting period	vested in January 2020
Exercise price	$ 6.22
Exercisable period, start date	Jan. 01, 2020
Exercisable period, end date	Dec. 31, 2020
Weighted remaining contractual life in months	36 months
Fourth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	190,800
Vesting period	vested in January 2018
Exercise price	$ 5.41
Exercisable period, start date	Jan. 01, 2018
Exercisable period, end date	Dec. 31, 2018
Weighted remaining contractual life in months	12 months
Fifth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	190,800
Vesting period	vested in January 2019
Exercise price	$ 5.41
Exercisable period, start date	Jan. 01, 2019
Exercisable period, end date	Dec. 31, 2019
Weighted remaining contractual life in months	24 months
Sixth 2016 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	190,800
Vesting period	vested in January 2020
Exercise price	$ 5.41
Exercisable period, start date	Jan. 01, 2020
Exercisable period, end date	Dec. 31, 2020
Weighted remaining contractual life in months	36 months
First 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	15,000
Vesting period	vested in January 2018
Exercise price	$ 7.10
Exercisable period, start date	Jan. 01, 2018
Exercisable period, end date	Dec. 31, 2018
Weighted remaining contractual life in months	12 months
Second 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	15,000
Vesting period	vested in January 2019
Exercise price	$ 7.10
Exercisable period, start date	Jan. 01, 2019
Exercisable period, end date	Dec. 31, 2019
Weighted remaining contractual life in months	24 months
Third 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	15,000
Vesting period	vested in January 2020
Exercise price	$ 7.10
Exercisable period, start date	Jan. 01, 2020
Exercisable period, end date	Dec. 31, 2020
Weighted remaining contractual life in months	36 months
Fourth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	15,000
Vesting period	vested in January 2021
Exercise price	$ 7.10
Exercisable period, start date	Jan. 01, 2021
Exercisable period, end date	Dec. 31, 2021
Weighted remaining contractual life in months	48 months
Fifth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	100,000
Vesting period	vested in January 2018
Exercise price	$ 7.95
Exercisable period, start date	Jan. 01, 2018
Exercisable period, end date	Dec. 31, 2018
Weighted remaining contractual life in months	12 months
Sixth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	100,000
Vesting period	vested in January 2019
Exercise price	$ 7.95
Exercisable period, start date	Jan. 01, 2019
Exercisable period, end date	Dec. 31, 2019
Weighted remaining contractual life in months	24 months
Seventh 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	100,000
Vesting period	vested in January 2020
Exercise price	$ 7.95
Exercisable period, start date	Jan. 01, 2020
Exercisable period, end date	Dec. 31, 2020
Weighted remaining contractual life in months	36 months
Eighth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	100,000
Vesting period	vested in January 2018
Exercise price	$ 15.00
Exercisable period, start date	Jan. 01, 2018
Exercisable period, end date	Dec. 31, 2018
Weighted remaining contractual life in months	12 months
Ninth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	100,000
Vesting period	vested in January 2019
Exercise price	$ 15.00
Exercisable period, start date	Jan. 01, 2019
Exercisable period, end date	Dec. 31, 2019
Weighted remaining contractual life in months	24 months
Tenth 2017 Grant
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted	100,000
Vesting period	vested in January 2020
Exercise price	$ 15.00
Exercisable period, start date	Jan. 01, 2020
Exercisable period, end date	Dec. 31, 2020
Weighted remaining contractual life in months	36 months